Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company recognizes the importance of assessing, identifying and managing material risks associated with cybersecurity threats. These risks include, among other things: operational risks, intellectual property theft, fraud, extortion, harm to employees or customers and violation of data privacy and security laws.

We maintain various cybersecurity measures and protocols to safeguard our systems and data and continuously monitor and assess potential threats to pre-emptively address any emerging cyber risks. We have implemented various processes for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. These processes include access controls to organizational systems, data encryption, and security awareness campaigns, and are designed to systematically evaluate potential vulnerabilities and cybersecurity threats and minimize their potential impact on our organization’s operations, assets, and stakeholders. Our cybersecurity risk management processes share common methodologies, reporting channels and governance processes with our broader risk management processes. By embedding cybersecurity risk management into and aligning it with our broader risk management processes, we aim to ensure a comprehensive and proactive approach to safeguarding our assets and operations.

We engage consultants and specialists to enhance the effectiveness of our cybersecurity processes, augment our internal capabilities, validate our controls, and stay abreast of evolving cybersecurity risks and best practices.

For the year ended December 31, 2024, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Responsibility for overseeing cybersecurity risks is integrated into our management team, which includes our directors and chief financial officer. We will consider utilizing third-party service providers to monitor, detect and assess cybersecurity risks and incidents if the need arises. These third-party service providers are also used for certain IT-related services, where appropriate, to assess, test or otherwise assist with aspects of our security controls. Accordingly, we also implement processes to oversee and identify material cybersecurity risks associated with our utilization of third-party service providers on whom we have a material dependency.

Our service providers currently comprise IT professionals with expertise in risk management, cybersecurity, and information technology. These individuals have, and any future individuals are expected to have credentials relevant to their role, which includes prior experience working in similar roles and formal education. The service providers are also expected to keep abreast of cybersecurity best practices and procedures. The service providers are responsible for assessing, identifying and mitigating material cybersecurity risks, including at a strategic level, monitoring for, defending against and remediating cybersecurity incidents and implementing and making improvements to our overall cybersecurity strategy.

As we do not have a dedicated board committee solely focused on cybersecurity, our full board oversees the implementation of our cybersecurity strategy, as well as cybersecurity risks, with the aim of protecting our interests and assets. Our cybersecurity strategy was developed by our management team, the service providers and approved by our management. The board receives reports from our service providers should any irregularities relating to cybersecurity noted.

Cybersecurity Risk Management Processes Integrated [Text Block]	We maintain various cybersecurity measures and protocols to safeguard our systems and data and continuously monitor and assess potential threats to pre-emptively address any emerging cyber risks. We have implemented various processes for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

For the year ended December 31, 2024, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our service providers currently comprise IT professionals with expertise in risk management, cybersecurity, and information technology. These individuals have, and any future individuals are expected to have credentials relevant to their role, which includes prior experience working in similar roles and formal education. The service providers are also expected to keep abreast of cybersecurity best practices and procedures.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The service providers are responsible for assessing, identifying and mitigating material cybersecurity risks, including at a strategic level, monitoring for, defending against and remediating cybersecurity incidents and implementing and making improvements to our overall cybersecurity strategy.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The board receives reports from our service providers should any irregularities relating to cybersecurity noted.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Responsibility for overseeing cybersecurity risks is integrated into our management team, which includes our directors and chief financial officer.